Summary of Significant Accounting Policies - Schedule of Revenue Generated (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019
Gross billings/receipts	$ 5,481,874	$ 7,944,148	$ 21,605,104	$ 28,271,389	$ 26,229,949	$ 34,992,883
Refunds, incentives, credits, and chargebacks	(518,263)	(211,114)	(1,887,656)	(1,057,508)	(2,046,359)	(1,505,959)
Amounts paid to supplier				(3,871,278)		(3,827,843)
Net revenue	4,963,611	7,733,034	19,717,448	23,342,603	24,183,590	29,659,081
Subscription Revenue [Member]
Gross billings/receipts	5,096,886	7,204,415	21,214,747	21,882,005	24,471,532	28,518,660
Refunds, incentives, credits, and chargebacks	(518,263)	(200,613)	(1,887,656)	(1,047,007)	(2,046,359)	(1,495,458)
Amounts paid to supplier
Net revenue	4,578,623	7,003,802	19,327,091	20,835,048	22,425,173	27,023,202
Equipment Sales [Member]
Gross billings/receipts		698,954		698,954		698,954
Refunds, incentives, credits, and chargebacks		(4,000)		(4,000)		(4,000)
Amounts paid to supplier
Net revenue		694,954		694,954		694,954
Cryptocurrency Mining Revenue [Member]
Gross billings/receipts		40,779		5,690,380		5,775,269
Refunds, incentives, credits, and chargebacks		(6,501)		(6,501)		(6,501)
Amounts paid to supplier				(3,871,278)		(3,827,843)
Net revenue		34,278		1,812,601		1,940,925
Mining Revenue [Member]
Gross billings/receipts	380,871		380,871		1,745,138
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	380,871		380,871		1,745,138
Fee Revenue [Member]
Gross billings/receipts	4,117		9,486		13,279
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	$ 4,117		$ 9,486		$ 13,279